Retirement Plans - Schedule of Net Pension Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of net pension cost
Service cost - benefits earned during the year	$ 695	$ 947	$ 946
Interest costs on projected benefit obligations	1,550	1,477	1,428
Expected return on plan assets	(2,340)	(2,358)	(2,178)
Expected administrative expenses	145	109	115
Amortization of unrecognized net (gain) loss	(1,275)	(690)	(640)
Net periodic pension income	$ (1,225)	$ (515)	$ (329)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other	Other	Other
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Expected Return (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other	Other	Other
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Amortization of Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other	Other	Other